Description of Organization and Business Operations (Details)						1 Months Ended	12 Months Ended
	Dec. 19, 2025 shares	Jul. 31, 2025 USD ($) $ / shares shares	May 19, 2025 shares	Oct. 02, 2024 USD ($) shares	Nov. 09, 2022 USD ($) $ / shares shares	May 31, 2025 shares	Dec. 31, 2025 USD ($) $ / shares shares	Dec. 31, 2024 USD ($) vote $ / shares	Nov. 26, 2025 vote $ / shares shares
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Date of incorporation					Nov. 09, 2022
Stock issued during the period (in shares) | shares						5,750,000
Number of units rights (in shares) | shares		1
Share price (in dollars per share) | $ / shares							$ 12.00
Proceeds from sale of private placement units							$ 6,000,000	$ 0
Underwriters option days		45 days
Transaction costs		$ 12,645,418					12,645,418
Underwriting fee		4,000,000					4,000,000
Deferred underwriting fee		8,000,000					8,000,000
Offering costs		$ 645,418					645,418
Trust account							$ 1,848,460
Maturity days		185 days
Redeemed public shares (as a percent)		100.00%
Percentage of fair market value							80.00%
Voting securities acquired percentage							50.00%
Initial business combination period							24 months
Percentage of public shares							100.00%
Dissolution expenses							$ 100,000
Number of votes | vote								1
Cash							697,629	$ 0
Working capital deficit							$ 364,363
Sponsor
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Share price (in dollars per share) | $ / shares							$ 10.00
Aggregate value				$ 25,000
Related Party
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Notes payable							$ 300,000
Business combination
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Share price (in dollars per share) | $ / shares		$ 10.00
Class A ordinary shares
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Number of units (in shares) | shares		1
Number of securities issued per right (in shares) | shares									0.1250
Share price (in dollars per share) | $ / shares					$ 12.00
Ordinary shares, par value (in dollars per share) | $ / shares							$ 0	$ 0	$ 0.0001
Class B ordinary shares
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Stock issued during the period (in shares) | shares			5,750,000	5,750,000	3,737,500
Aggregate value					$ 25,000
Ordinary shares, par value (in dollars per share) | $ / shares							0	$ 0	$ 0.0001
Number of votes | vote									10
IPO
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Stock issued during the period (in shares) | shares		20,000,000
Share price (in dollars per share) | $ / shares		$ 10.00					$ 10.00
Proceeds from issuance of public offering		$ 200,000,000					$ 200,000,000
Proceeds from sale of stock							$ 25,000
IPO | Sponsor
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Share price (in dollars per share) | $ / shares		$ 10.00					$ 10.00
Additional price (in dollars per share) | $ / shares							$ 0.20
Private placement | Sponsor
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Stock issued during the period (in shares) | shares		600,000
Proceeds from sale of private placement units		$ 6,000,000
Over-allotment option
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Underwriters option days		45 days
Purchased units | shares		3,000,000
Non-voting private placement units
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Stock issued during the period (in shares) | shares		130,000					130,000
Share price (in dollars per share) | $ / shares		$ 10.00					$ 10.00
Aggregate value		$ 1,300,000					$ 1,300,000
Non-voting sponsor investors | Sponsor
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Stock issued during the period (in shares) | shares	1,368,421	1,368,421					1,368,421